Business Combination	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
BUSINESS COMBINATION

4. BUSINESS COMBINATION

(a) Acquisition of Winner Logistics Network Limited (“WLN”)

On November 15, 2024, the Company acquired WLN, a limited liability company incorporated in Hong Kong at a consideration of HK$1,062,402 (US$136,557). WLN is a dormant company at the date of acquisition and it secures a logistic contract with Hong Kong Government on provision of lorries services. A goodwill of HK$1,057,302 (US$135,902) was recorded at the date of acquisition.

The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	HK$	US$
Total consideration	1,062,402	136,557
Fair value of net assets as of the acquisition date at 51%	5,100	655
Goodwill (Note 13)	1,057,302	135,902

(b) Acquisition of Jingxing Holdings Limited

In May 2025, our Company acquired 100% equity interest of Jingxing Holdings Limited (“Jingxing Holdings”), a company incorporated in the British Virgin Islands, which wholly-owns Jingxing Storage Equipment Engineering (H.K.) Limited (“Jingxing Storage”), a company incorporated in Hong Kong engaging in the design, supply and installation of storage racking system, from the then existing shareholders of Jingxing Holdings, namely Mr. Wong Kwok Chung, Mr. Chen Dong and KLA Smart Capital Limited.

The aggregate consideration of the acquisition of Jingxing Holdings by our Company was HK$217 million (US$ 27,678,571). The consideration was determined with reference to the appraised value of the 100% equity interest of Jingxing Storage, the sole operating subsidiary of Jingxing Holdings, as at May 30, 2025 by an independent professional valuer using the market approach. As consideration of the acquisition, our Company allotted and issued 7,000 Class A Ordinary Shares to the aforementioned then existing shareholders of Jingxing Storage on May 30, 2025, and the value of the Class A Ordinary Shares was also determined by an independent professional valuer using the market approach. Each Class A Ordinary Share is entitled to one (1) vote at a meeting of the shareholders of the Company and each Class B ordinary share is entitled to twenty (20) votes at general meetings of our shareholders. Following the acquisition, our Company is owned as to 30% by Kamui Development Group Limited (holding 100% of our total issued Class B Ordinary Shares), which in turn is owned as to 100% by Reitar Logtech Engineering Limited, which in turn is owned as to 100% by Reitar Logtech. Reitar Logtech, through Kamui Development, owns 100% of our total issued and outstanding Class B Ordinary Shares, representing approximately 89.55% of the total voting power.

Under the acquisition method of accounting, the identifiable tangible assets acquired and liabilities assumed of Jingxing Group are recorded at the estimated acquisition date fair values. For all assets acquired and liabilities assumed other than goodwill, the carrying value was assumed to equal fair value.

The total purchase price consideration in the Business Combination was allocated to net assets acquired based on their estimated fair values as of the acquisition date. The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

Under the acquisition method of accounting, the identifiable assets acquired and liabilities assumed of Jingxing Holdings are recorded at the estimated acquisition date fair values.

The total purchase price consideration in the Business Combination was allocated to net assets acquired based on their estimated fair values as of the acquisition date. The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	Note	(HK$)	(US$)
Assets acquired:
Cash and cash equivalents	(a)	5,943,222	758,064
Accounts receivable, net	(a)	6,625,174	845,048
Contract assets, net	(a)	7,478,885	953,939
Deposit paid and other receivables	(a)	1,908,000	243,367
Amount due from a shareholder	(a)	7,000	893
Property and equipment, net	(b)	725,803	92,577
Right-of-use assets	(c)	418,184	53,340
Customer relationship		26,385,737	3,365,528
Fair value of assets acquired		49,492,005	6,312,756
Liabilities assumed:
Accounts payable	(a)	(8,515,051)	(1,086,104)
Accruals and other payables	(a)	(1,136,000)	(144,899)
Dividend payable	(a)	(7,880,000)	(1,005,102)
Contract liabilities	(a)	(13,000)	(1,658)
Operating lease liabilities	(c)	(344,415)	(43,930)
Tax payables	(a)	(2,577,854)	(328,808)
Amount due to a director	(a)	(1,034,114)	(131,902)
Deferred tax liabilities – non current	(e)	(4,353,647)	(555,312)
Operating lease liabilities – non current	(c)	(83,405)	(10,638)
Fair value of liabilities assumed		(25,937,486)	(3,308,353)
Fair value of net assets as of the acquisition date		23,554,519	3,004,403
Total consideration		217,000,000	27,678,571
Goodwill		193,445,481	24,674,168

	(HK$)	(US$)
Cash inflow from acquisition
Cash and cash equivalents of Jingxing Holdings at the date of acquisition	5,943,222	758,064
Cash provided from acquisition	5,943,222	758,064

Notes:

(a)	The carrying amounts reported are approximate their respective fair values because of the short-term nature of these accounts.

(b)	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors. It was determined that the fair value of property and equipment closely approximated their carrying value and no pro forma adjustment was deemed necessary or reflected in the purchase price allocation table.

(c)	The carrying amounts of right-of-use assets and operating lease liabilities are approximate to their respective fair values because it is discounted using an appropriate interest rate.

(d)	The customer relationship intangible asset was measured using income-based valuation approach. Under this method, the value of the customer relationship is determined by estimating the future cash flows attributable specifically to existing customers and then deducting contributory asset charges for the use of other supporting assets. The resulting excess earnings are discounted to present value using an appropriate discount rate that reflects the risk associated with the customer relationship. This approach captures the economic benefits expected to be generated from the existing customer base over its remaining useful life.

(e)	Deferred tax liabilities arise from the customer relationship intangible asset recognized in the business combination. The asset is amortized for financial reporting purposes but is not deductible for tax purposes, creating a taxable temporary difference. As a result, a deferred tax liability is recorded and will reverse over the asset’s useful life.

Supplemental pro forma information

The following table presents pro-forma information as if the Business Combination had occurred on April 1, 2025. This pro-forma information combines the historical condensed consolidated results of operations of Reitar Logtech Holdings Limited and Jingxing Holdings after giving effect to certain adjustments. The pro-forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Reitar Capital Partners Limited on April 1, 2025.

For the Year ended March 31, 2026
HK$
Revenue	28,478,776
Net income	6,428,844

(c) Deconsolidation of Vincit Build Solution Co., Limited (“VBS”)

On September 30, 2025, the Company entered into an sales and purchase agreement (the “Agreement”) with Trico Partners Limited (“Trico Partners”) pursuant to which Trico Partners further acquired a 2% equity interest in VBS with a consideration of HK$5,000 (US$641). Upon closing of the agreement, the Company released total 51% equity interests to Trico Partners. As a result of the reduction in equity ownership from 51% to 49%, the Company no longer holds a majority voting interest nor the power to direct the relevant activities of VBS. Accordingly, the Company deconsolidated VBS on September 30, 2025, in accordance with ASC810-10-40.

The Company deconsolidate VBS and its subsidiary from the Company’s financial statements and record the 49% ownership of VBS as investment in an associate.

	HK$	US$
Consideration	5,000	638
Add: Carrying amount of VBS’s net liabilities	22,412,227	2,858,702
Gain on deconsolidation	22,417,227	2,859,340
Non-controlling interest	(10,275,166)	(1,310,608)
Net gain from deconsolidation of subsidiaries	12,142,061	1,548,732

	(HK$)	(US$)
Cash outflow from deconsolidation
Cash and cash equivalents of VBS at date of deconsolidation	(282,059)	(35,977)
Add: Sale proceeds	5,000	638
Net cash outflows from deconsolidation	(277,059)	(35,339)